Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Total debt	$ 0	$ 43,733
Less: cash and cash equivalents	(67,760)	(74,870)	$ (120,676)	$ (197,519)
Net debt
Shareholders' equity	$ 386,376	$ 277,780
Debt-to-adjusted capital ratio
Long-term debt	$ 0	$ 0
Long-term debt-to-equity ratio